Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Current assets:
Cash and cash equivalents	$ 649,611	$ 768,660
Short-term interest-bearing investments	329,997	327,063
Accounts receivable, net	865,068	818,531
Prepaid expenses and other current assets	203,810	186,137
Total current assets	2,048,486	2,100,391
Equipment and leasehold improvements, net	355,685	331,728
Goodwill	2,221,209	2,211,639
Intangible assets, net	177,326	281,527
Other noncurrent assets	476,674	406,070
Total assets	5,279,380	5,331,355
Current liabilities:
Accounts payable	126,414	136,675
Accrued expenses and other current liabilities	668,087	611,705
Accrued personnel costs	265,354	244,299
Short-term financing arrangements		200,000
Deferred revenue	113,091	173,331
Total current liabilities	1,172,946	1,366,010
Deferred income taxes and taxes payable	219,417	227,099
Other noncurrent liabilities	312,947	284,685
Total liabilities	1,705,310	1,877,794
Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; £0.01 par value; 0 shares issued and outstanding
Ordinary Shares - Authorized 700,000 shares; £0.01 par value; 273,773 and 270,997 issued and 144,391 and 147,134 outstanding, in 2017 and 2016, respectively	4,410	4,377
Additional paid-in capital	3,458,887	3,322,789
Treasury stock, at cost - 129,382 and 123,863 ordinary shares in 2017 and 2016, respectively	(4,365,124)	(4,024,527)
Accumulated other comprehensive income	18,790	6,095
Retained earnings	4,457,107	4,144,827
Total shareholders' equity	3,574,070	3,453,561
Total liabilities and shareholders' equity	$ 5,279,380	$ 5,331,355